Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Capital lease obligations, aggregate amount				$ 16,021,000
Accumulated depreciation	$ (346,364)		$ (716)	9,083,000
Depreciation and amortization				4,671,000
SoundHound, Inc. [Member]
Property and Equipment, Net (Details) [Line Items]
Capital lease obligations, aggregate amount	16,559,000		16,278,000
Accumulated depreciation	(364,082,000)		(307,189,000)	$ (232,782,000)
Depreciation and amortization	4,169,000	$ 4,547,000	6,037,000
SoundHound, Inc. [Member] | Property and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation	$ 13,452,000		$ 11,673,000